GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 286,496	$ 250,027	$ 252,072
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		98,937	93,706	85,447
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		29,833	20,707	20,982
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	98,388	78,362	75,275
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 59,338	$ 57,252	$ 70,368

[1]	Europe, the Middle East and Africa.